Segmental analysis - Contributions by Reportable Segments (Detail) - GBP (£) £ in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019 [1]	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenue		£ 5,582.7	£ 6,368.2	£ 13,234.1
Headline operating profit	[2]	382.3	617.3	1,560.6
Global integrated agencies [Member]
Disclosure of operating segments [line items]
Revenue		4,249.2	4,873.6	10,205.2
Revenue less pass-through costs	[3]	3,461.5	3,858.1	8,108.1
Headline operating profit	[2]	256.0	463.5	1,219.5
Public relations [member]
Disclosure of operating segments [line items]
Revenue		446.8	471.5	956.5
Revenue less pass-through costs	[3]	426.3	442.2	898.0
Headline operating profit	[2]	71.9	67.9	140.6
Specialist agencies [Member]
Disclosure of operating segments [line items]
Revenue		886.7	1,023.1	2,072.4
Revenue less pass-through costs	[3]	779.9	899.1	1,840.4
Headline operating profit	[2]	£ 54.4	£ 85.9	£ 200.5

[1]	Figures for the period ended 30 June 2019 have been re-presented in accordance with IFRS 5: Non-current Assets Held for Sale and Discontinued Operations, as described in note 13.
[2]	A reconciliation from operating (loss)/profit to headline operating profit is provided in note 23.
[3]	Revenue less pass-through costs is revenue less media and other pass-through costs. Pass-through costs comprise fees paid to external suppliers where they are engaged to perform part or all of a specific project and are charged directly to clients, predominantly media costs. See note 4 for more details of the pass-through costs.